UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
New York AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds produced modestly positive total returns over the reporting period, on average. Developments in overseas markets — including ongoing deflationary pressures and economic concerns in Europe, Japan, and China — sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S. assets. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S. fixed-income securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields, including municipal bonds, over much of the reporting period.This trend reversed over the reporting period’s second half, erasing previous gains when the supply of newly issued municipal bond increased substantially in the low interest rate environment.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and municipal bonds in particular. We believe labor markets have continued to strengthen, oil prices have risen from previous lows, and foreign currency exchange rates have become less volatile. Meanwhile, credit conditions appear to have continued to improve for most states and municipalities, and demand remains strong from investors seeking tax-advantaged investment income. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014 through May 31, 2015, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A shares produced a total return of 0.73%, Class C shares returned 0.34%, Class I shares returned 0.85%, and Class Y shares returned 0.79%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 0.71% for the same period.2

Municipal bonds generally produced flat returns, as gains early in the reporting period were balanced by subsequent declines stemming from rising long-term interest rates. In this environment, the fund’s Class A, Class I and Class Y shares slightly outperformed the benchmark, and the fund’s Class C shares underperformed the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and NewYork city personal income taxes.The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years, but the fund may invest in individual securities of any maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Fluctuating Interest Rates Sparked Market Volatility

Over the final months of 2014, global investors seeking more competitive yields than were available in overseas markets flocked to higher yielding investments in the United States, and the resulting supply-and-demand imbalance put downward pressure on U.S. bond yields.This trend began to reverse in early 2015, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. Municipal bond issuance volumes climbed significantly over the first five months of 2015 as issuers rushed to refinance existing debt before expected increases in interest rates.These more robust issuance volumes were readily absorbed by steady demand from investors.

Despite isolated pockets of weakness, underlying credit conditions have improved for most municipal bond issuers. Tax revenues have climbed beyond pre-recession levels for many state and local governments, including New York, where the state and city have participated fully in the national economic recovery with support from a resurgent financial services industry.

Security Selection Strategy Bolstered Relative Results

During the reporting period , the Fund’s duration was positioned longer than that of the benchmark in order to capture execss incremental yield offered by longer maturities. This focus on longer maturities also captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum earlier in the reporting period. However, this strategy detracted from Fund returns when rates rose during the spring of 2015.

Our security selection strategy proved more beneficial, as we maintained overweighted exposure to BBB-rated revenue-backed bonds and an underweighted position in lower yielding general obligation bonds. The fund achieved especially strong results from revenue bonds backed by hospitals, industrial development projects, and the state’s settlement of litigation with U.S. tobacco companies. Higher yielding NewYork

City bonds also supported relative performance. In contrast, laggards for the reporting period included higher quality bonds from special tax districts and providers of essential municipal services, such as sewer districts and water facilities.

A More Cautious Interest Rate Posture

The U.S. economic recovery has gained traction, municipal bond issuance volumes have increased, and investors expect higher short-term interest rates later this year. Therefore, in anticipation of heightened market volatility, we have adopted a somewhat more cautious interest rate posture by adjusting the fund’s average duration to a position that is only modestly longer than the benchmark.We are more optimistic regarding the market’s longer term prospects in light of robust investor demand and improving credit fundamentals, and we have retained the fund’s emphasis on revenue bonds with strong income characteristics.

June 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I and ClassY are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results.
Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Bond Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.55	$8.34	$3.30	$3.50
Ending value (after expenses)	$1,007.30	$1,003.40	$1,008.50	$1,007.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.58	$8.40	$3.33	$3.53
Ending value (after expenses)	$1,020.39	$1,016.60	$1,021.64	$1,021.44

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.67% for Class C, .66% for
Class I and .70% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.1%	Rate (%)	Date	Amount ($)		Value ($)
New York—97.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)
(Prerefunded)	5.25	11/15/17	4,500,000	[a]	4,972,815
Build New York City Resource
Corporation, Revenue
(The New York Methodist
Hospital Project)	5.00	7/1/29	650,000		725,055
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,478,574
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,856,675
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	[b,c]	4,546,720
JPMorgan Chase Putters/Drivers
Trust (Series 4377)
Non-recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.00	5/1/21	10,000,000	[b,c]	11,084,500
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,479,610
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	1,500,000		1,662,735
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/27	3,000,000	[d]	3,554,100
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000	[d]	4,819,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000	[d]	1,095,410

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,500,000	[d]	2,895,150
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	2,000,000	[d]	2,357,600
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/30	5,000,000	[d]	5,694,600
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000	[d]	5,637,650
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000	[d]	3,341,370
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/40	5,000,000	[d]	5,568,250
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	1,755,000	[d]	1,932,571
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/43	6,210,000	[d]	6,853,480
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/44	2,000,000	[d]	2,272,900
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000		2,746,555
Monroe County
Industrial Development
Corporation, Revenue
(University of
Rochester Project)	5.00	7/1/43	1,000,000		1,107,450
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000		1,055,790
New York City,
GO	5.00	8/1/21	730,000		736,059

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO	5.00	8/1/22	440,000	443,634
New York City,
GO	5.25	9/1/25	1,000,000	1,120,630
New York City,
GO	5.00	8/1/28	4,000,000	4,582,080
New York City,
GO	5.00	8/1/29	5,000,000	5,658,550
New York City,
GO	5.00	8/1/31	4,000,000	4,578,480
New York City,
GO	5.00	10/1/32	730,000	827,419
New York City,
GO	5.00	8/1/33	12,240,000	13,994,114
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000	4,944,812
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000	5,939,600
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000	3,433,170
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,798,100
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,000,000	2,261,860
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,383,378
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,879,100

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000		4,433,240
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/43	5,000,000		5,593,150
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000		4,081,960
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/28	2,695,000		2,746,097
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/26	3,000,000		3,535,890
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	2,000,000		2,253,720
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000		3,360,150
New York City Trust for Cultural
Resources, Revenue (American
Museum of Natural History)	5.00	7/1/32	4,210,000		4,877,201
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	3,000,000		3,304,080
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,263,820
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	5,000,000	[c]	5,121,100
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	1,600,000		1,888,832
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		4,065,556

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed;
SONYMA)	5.00	11/15/19	1,000,000	1,003,980
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	4,730,000	4,876,346
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.75	7/1/18	1,345,000	1,448,767
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	1,280,000	1,378,752
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000	4,726,440
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	1,500,000	1,569,585
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000	2,282,680
New York State Dormitory
Authority, Revenue
(Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/23	1,350,000	1,595,646
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	2,662,942
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000	2,240,700
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/45	3,540,000	3,986,359

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000		2,848,575
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000		2,580,350
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/34	2,500,000		2,770,200
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)
(Prerefunded)	5.25	7/1/17	1,900,000	[a]	2,034,729
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000		5,764,333
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000		2,216,480
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,659,345
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	5.00	12/1/45	1,400,000		1,458,184
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,342,800
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	[a]	6,036,870
New York State Dormitory
Authority, Revenue
(State University
Educational Facilities)	5.88	5/15/17	4,060,000		4,339,775

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/43	2,500,000		2,767,675
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000		2,239,420
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,297,840
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	2,500,000		2,829,625
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000		4,489,760
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education)	5.00	3/15/19	125,000		132,585
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.00	9/15/16	5,375,000	[a]	5,691,588
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000		1,990,676
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,000,000		5,740,650
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/39	2,000,000		2,225,060
New York State Dormitory
Authority, State Sales
Tax Revenue	5.00	3/15/23	1,430,000		1,734,132

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, State Sales
Tax Revenue	5.00	3/15/44	3,000,000		3,377,880
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000		2,289,440
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas
Company Project)	6.37	4/1/20	5,000,000		5,005,800
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.51	4/1/34	2,000,000	[e]	1,912,500
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,382,734
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,858,753
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	5/15/30	2,000,000		2,329,860

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Environmental
Facilities Corporation,
State Revolving Funds
Revenue (Master
Financing Program)
(Green Bonds)	5.00	5/15/26	2,505,000		3,037,563
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	630,000		663,466
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000		1,127,430
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	[d]	1,638,255
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	[d]	5,436,000
New York State Thruway Authority,
Second General Highway
and Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	[d]	5,368,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	[d]	2,782,850
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	[d]	2,846,375
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	[d]	3,256,380
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	380,000	[d]	386,145
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	[d]	5,196,850

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	[d]	3,290,550
Niagara Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/34	2,000,000		2,234,580
Niagara Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/40	1,750,000		1,934,170
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph’s Hospital Health
Center Project)	5.13	7/1/31	1,750,000		1,874,285
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000	[d]	2,325,179
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000	[d]	5,640,450
Port Authority of New York and New
Jersey (Consolidated Bonds,
179th Series)	5.00	12/1/25	2,000,000	[d]	2,405,720
Port Authority of New York and New
Jersey (Consolidated Bonds,
183rd Series)	5.00	12/15/26	3,000,000	[d]	3,590,880
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/36	2,500,000	[d]	2,842,875
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/39	2,000,000	[d]	2,262,360
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000	[d]	2,347,840

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Sales Tax Asset
Receivable Corporation,
Sales Tax
Asset Revenue	5.00	10/15/31	1,000,000		1,177,610
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000		2,368,616
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000		1,446,019
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000		1,140,390
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,527,150
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[a]	2,466,900
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/25	1,250,000	[d]	1,493,488
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000	[d]	1,837,604
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000	[d]	2,331,020
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	3,265,000	[d]	3,763,402
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000	[d]	1,133,870

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.25	11/15/45	1,500,000	[d]	1,734,855
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		2,024,420
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		2,001,040
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000		1,135,920
Western Nassau County Water
Authority, Water System
Revenue	5.00	4/1/40	1,000,000		1,118,600
U.S. Related—2.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,154,360
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000		1,227,699
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000		1,146,470
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,000,000		1,096,770
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty Corp.)	5.00	7/1/28	2,000,000		2,020,120

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Note)	5.00	10/1/25	2,500,000	2,801,175
Total Investments (cost $392,691,490)			100.1%	413,600,859
Liabilities, Less Cash and Receivables			(.1%)	(390,552)
Net Assets			100.0%	413,210,307

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Collateral for floating rate borrowings.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities were valued at $20,752,320 or 5.0% of net assets.
d At May 31, 2015, the fund had $109,934,029 or 26.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
e Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	26.6	Industrial	2.6
Education	19.1	State/Territory	1.1
Special Tax	14.7	Asset-Backed	.7
Utility-Water and Sewer	8.5	Pollution Control	.7
Health Care	7.4	Resource Recovery	.5
Prerefunded	5.1	Housing	.2
City	4.1	Other	5.6
Utility-Electric	3.2		100.1

†	Based on net assets.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		392,691,490 413,600,859
Cash				2,121,885
Interest receivable				4,759,785
Receivable for shares of Beneficial Interest subscribed				538,499
Prepaid expenses				29,659
			421,050,687
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				317,943
Payable for floating rate notes issued—Note 4				7,000,000
Payable for shares of Beneficial Interest redeemed				443,494
Interest and expense payable related
to floating rate notes issued—Note 4				7,414
Accrued expenses				71,529
				7,840,380
Net Assets ($)			413,210,307
Composition of Net Assets ($):
Paid-in capital			401,564,617
Accumulated undistributed investment income—net				73,083
Accumulated net realized gain (loss) on investments				(9,336,762)
Accumulated net unrealized appreciation
(depreciation) on investments			20,909,369
Net Assets ($)			413,210,307

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	349,130,299	26,250,300	37,828,695	1,013
Shares Outstanding	23,606,057	1,774,727	2,557,607	68.49
Net Asset Value Per Share ($)	14.79	14.79	14.79	14.79

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	8,235,826
Expenses:
Management fee—Note 3(a)	1,136,344
Shareholder servicing costs—Note 3(c)	542,907
Distribution fees—Note 3(b)	95,137
Professional fees	42,898
Registration fees	23,396
Interest and expense related to floating rate notes issued—Note 4	18,884
Custodian fees—Note 3(c)	16,440
Prospectus and shareholders’ reports	12,691
Trustees’ fees and expenses—Note 3(d)	10,066
Loan commitment fees—Note 2	2,097
Miscellaneous	26,685
Total Expenses	1,927,545
Less—reduction in fees due to earnings credits—Note 3(c)	(78)
Net Expenses	1,927,467
Investment Income—Net	6,308,359
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,825,303
Net unrealized appreciation (depreciation) on investments	(5,330,126)
Net Realized and Unrealized Gain (Loss) on Investments	(3,504,823)
Net Increase in Net Assets Resulting from Operations	2,803,536
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	6,308,359	12,437,726
Net realized gain (loss) on investments	1,825,303	(6,437,431)
Net unrealized appreciation
(depreciation) on investments	(5,330,126)	22,390,133
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,803,536	28,390,428
Dividends to Shareholders from ($):
Investment income—net:
Class A	(5,433,936)	(11,105,107)
Class C	(292,610)	(498,980)
Class I	(577,637)	(796,691)
Class Y	(16)	(34)
Total Dividends	(6,304,199)	(12,400,812)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	29,002,708	44,760,539
Class C	4,138,289	8,164,725
Class I	12,500,520	24,453,482
Dividends reinvested:
Class A	4,504,380	9,017,141
Class C	234,649	407,913
Class I	493,196	615,641
Cost of shares redeemed:
Class A	(32,804,091)	(60,643,431)
Class C	(2,141,025)	(5,670,382)
Class I	(7,019,016)	(15,926,893)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,909,610	5,178,735
Total Increase (Decrease) in Net Assets	5,408,947	21,168,351
Net Assets ($):
Beginning of Period	407,801,360	386,633,009
End of Period	413,210,307	407,801,360
Undistributed investment income—net	73,083	68,923

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class A
Shares sold	1,933,329	3,050,313
Shares issued for dividends reinvested	300,805	615,098
Shares redeemed	(2,196,234)	(4,162,560)
Net Increase (Decrease) in Shares Outstanding	37,900	(497,149)
Class C
Shares sold	276,809	552,728
Shares issued for dividends reinvested	15,666	27,819
Shares redeemed	(143,386)	(390,181)
Net Increase (Decrease) in Shares Outstanding	149,089	190,366
Class I
Shares sold	833,749	1,671,634
Shares issued for dividends reinvested	32,952	41,856
Shares redeemed	(468,181)	(1,103,409)
Net Increase (Decrease) in Shares Outstanding	398,520	610,081
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	14.91		14.29	15.60	14.62		14.35		14.28
Investment Operations:
Investment income—net[a]	.23		.47	.46	.52		.55		.56
Net realized and unrealized
gain (loss) on investments	(.12)		.62	(1.31)	.98		.27		.07
Total from Investment Operations	.11		1.09	(.85)	1.50		.82		.63
Distributions:
Dividends from
investment income—net	(.23)		(.47)	(.46)	(.52)		(.55)		(.56)
Net asset value, end of period	14.79		14.91	14.29	15.60		14.62		14.35
Total Return (%)[b]	.73	[c]	7.76	(5.52)	10.39		5.89		4.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[d]	.92	.90	.91		.92		.92
Ratio of net expenses
to average net assets	.91	[d]	.92	.90	.91		.91		.85
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.01	.00	[e]	.00	[e]	.00	[e]
Ratio of net investment income
to average net assets	3.08	[d]	3.24	3.09	3.41		3.87		3.81
Portfolio Turnover Rate	12.89	[c]	20.10	12.95	9.96		10.20		10.32
Net Assets, end of period
($ x 1,000)	349,130		351,371	343,975	405,161		352,610		367,649

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class C Shares	(Unaudited)		2014	2013	2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	14.91		14.30	15.60	14.62		14.35		14.28
Investment Operations:
Investment income—net[a]	.17		.36	.35	.40		.44		.45
Net realized and unrealized
gain (loss) on investments	(.12)		.61	(1.31)	.98		.27		.07
Total from Investment Operations	.05		.97	(.96)	1.38		.71		.52
Distributions:
Dividends from
investment income—net	(.17)		(.36)	(.34)	(.40)		(.44)		(.45)
Net asset value, end of period	14.79		14.91	14.30	15.60		14.62		14.35
Total Return (%)[b]	.34	[c]	6.93	(6.24)	9.55		5.09		3.62
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67	[d]	1.68	1.67	1.68		1.68		1.68
Ratio of net expenses
to average net assets	1.67	[d]	1.68	1.67	1.68		1.66		1.60
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.01	.00	[e]	.00	[e]	.00	[e]
Ratio of net investment income
to average net assets	2.31	[d]	2.45	2.32	2.61		3.11		3.07
Portfolio Turnover Rate	12.89	[c]	20.10	12.95	9.96		10.20		10.32
Net Assets, end of period
($ x 1,000)	26,250		24,239	20,517	21,214		13,260		14,110

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class I Shares	(Unaudited)		2014	2013	2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	14.91		14.29	15.60	14.62		14.35		14.28
Investment Operations:
Investment income—net[a]	.25		.50	.50	.53		.57		.58
Net realized and unrealized
gain (loss) on investments	(.12)		.63	(1.31)	1.00		.28		.07
Total from Investment Operations	.13		1.13	(.81)	1.53		.85		.65
Distributions:
Dividends from
investment income—net	(.25)		(.51)	(.50)	(.55)		(.58)		(.58)
Net asset value, end of period	14.79		14.91	14.29	15.60		14.62		14.35
Total Return (%)	.85	[b]	8.03	(5.28)	10.65		6.13		4.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[c]	.66	.64	.68		.68		.67
Ratio of net expenses
to average net assets	.66	[c]	.66	.64	.68		.68		.67
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[c]	.01	.01	.00	[d]	.00	[d]	.00	[d]
Ratio of net investment income
to average net assets	3.32	[c]	3.45	3.34	3.55		4.08		3.97
Portfolio Turnover Rate	12.89	[b]	20.10	12.95	9.96		10.20		10.32
Net Assets, end of period
($ x 1,000)	37,829		32,191	22,139	26,094		4,068		6,553

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.
d	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	14.91		14.30	14.60
Investment Operations:
Investment income—net[b]	.23		.49	.23
Net realized and unrealized
gain (loss) on investments	(.11)		.61	(.31)
Total from Investment Operations	.12		1.10	(.08)
Distributions:
Dividends from investment income—net	(.24)		(.49)	(.22)
Net asset value, end of period	14.79		14.91	14.30
Total Return (%)	.79	[c]	7.89	(.62)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	[d]	.79	.55	[d]
Ratio of net expenses to average net assets	.70	[d]	.79	.55	[d]
Ratio of interest and expense related to
floating rate notes issued to average net assets	.01	[d]	.01	.01	[d]
Ratio of net investment income
to average net assets	3.10	[d]	3.32	3.79	[d]
Portfolio Turnover Rate	12.89	[c]	20.10	12.95
Net Assets, end of period
($ x 1,000)	1		1	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	413,600,859	—	413,600,859
Liabilities ($)
Floating Rate Notes††	—	(7,000,000)	—	(7,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $11,185,446 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2014. If not applied, $1,821,970 of the carryover expires in fiscal year 2016, $1,480,006 expires in fiscal year 2017 and $487,305 expires in fiscal year 2019. The fund has $1,426,422 of post-enactment short-term capital losses and $5,969,743 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: tax-exempt income $12,400,812. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2015, the Distributor retained $935 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2015, Class C shares were charged $95,137 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class A and Class C shares were charged $441,181 and $31,713, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund sub-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

scriptions and redemptions. During the period ended May 31, 2015, the fund was charged $37,210 for transfer agency services and $1,592 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $78.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $16,440 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $1,216 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $193,524, Distribution Plan fees $16,489, Shareholder Services Plan fees $80,007, custodian fees $11,627, Chief Compliance Officer fees $2,113 and transfer agency fees $14,183.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2015, amounted to $61,767,477 and $52,469,369, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2015 was approximately $7,000,000, with a related weighted average annualized interest rate of .54%.

At May 31, 2015, accumulated net unrealized appreciation on investments was $20,909,369, consisting of $22,528,434 gross unrealized appreciation and $1,619,065 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)